Property, Plant and Equipment (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	Jun. 30, 2023	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	$ 309
Reversal of impairment Losses		$ 780
Property, plant and equipment including right of use assets	22,461	21,767
Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	22,461	21,767				$ 20,016
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	39,324	37,223
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(16,863)	(15,456)
Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	19
Reversal of impairment Losses		105
Property, plant and equipment including right of use assets		1,201
Land Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,175	1,201				1,073
Land Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,631	1,605
Land Improvements [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(456)	(404)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	10
Reversal of impairment Losses		26
Property, plant and equipment including right of use assets		6,340
Buildings and Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	6,376	6,340				6,305
Buildings and Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	9,050	8,795
Buildings and Improvements [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(2,674)	(2,455)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	148
Reversal of impairment Losses		491
Property, plant and equipment including right of use assets		11,017
Machinery And Equipment [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	11,327	11,017				10,221
Machinery And Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	23,237	22,023
Machinery And Equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(11,910)	(11,006)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	95
Reversal of impairment Losses		149
Property, plant and equipment including right of use assets		1,108
Mine development costs [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,115	1,108				853
Mine development costs [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	2,938	2,699
Mine development costs [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(1,823)	(1,591)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment of assets (Note 13 and 14)	37
Reversal of impairment Losses		9
Property, plant and equipment including right of use assets		2,101
Assets Under Construction [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	2,468	2,101				$ 1,564
Assets Under Construction [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	2,468	2,101
Assets Under Construction [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	0	0
White Springs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit	504	770
Reversal of impairment Losses		330
Impairment Loss	233		$ 215	$ 250
Aurora [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit	2,000	2,900
Reversal of impairment Losses		$ 450
Impairment Loss	0		$ 545
South America Retail [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit					$ 1,031
Trinidad CGU [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of asset or cash-generating unit	$ 676
After tax discount rate	13.00%
Impairment Loss	$ 76